Lease - Summary of lease cost recognized in statements of comprehensive (loss) income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of lease cost
Operating lease expense	¥ 74,869	¥ 43,469	¥ 11,432
Shortterm lease expense	3,174	1,611	3,663
Total lease cost	¥ 78,043	¥ 45,080	¥ 15,095